Disposal of subsidiary (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of Disposal Groups Classified as Held For Sale [Abstract]
Summary of assets and liabilities of subsidiary at the date of disposal
a)	Assets and liabilities of Adyah Solar at the date of disposal

Particulars		As at 15 February 2021
Assets
Property, plant and equipment		14,383
Right of use assets		1,571
Trade receivables		621
Bank balances other than cash and cash equivalents		392
Cash and cash equivalents		16
Other non-current assets		10
Prepayments (non-current)		37
Other current financial assets		2
Other current assets		25

Total assets	(a)	17,057
Liabilities
Interest-bearing loans and borrowings		10,336
Others non-current financial liabilities		596
Long term provisions		100
Others current financial liabilities		48
Other current liabilities		20

Total liabilities	(b)	11,100

Net assets sold	(c) = (a) - (b)	5,957

Total consideration	(d)	5,549
Total impairment loss on assets of disposal group held for sale (presented under other expenses in statement of profit or loss)	(d) = (c) - (d)	408
Consideration satisfied by:
Cash and cash equivalents		3,613
Deferred consideration receivable		1,936

		5,549

Schedule of results of disposal of subsidiary included in statement of profit or loss
c)	The results of Adyah Solar included in statement of profit or loss were as follows:

	For the year ended
	31 March 2021	31 March 2020
Income	2,372	1,998
Expenses	(2,718)	(2,563)

Loss before tax	(346)	(565)
Income tax expense	229	113

Loss for the year	(117)	(452)

In accordance with the IFRS 5, depreciation and amortisation on the assets of Adyah Solar Energy Private Limited ceased as at 28 September 2020.

Schedule of impact on cash flow statement on disposal of subsidiary
d)	Impact on cash flow statement
During the year ended 31 March 2021, Adyah Solar contributed INR 1,120 (31 March 2020: INR 1,061) to the Group’s net operating cash flows, INR 206 (31 March 2020: paid INR 2,770) in respect of investing activities and paid INR 1,354 (31 March 2020: contributed INR 1,727) in respect of financing activities
.

Net cash inflow arising on disposal:
Consideration received in cash and cash equivalents	3,613
Less: cash and cash equivalents disposed	(16)

3,597